EQUITY (Details Narrative) - USD ($)				3 Months Ended				6 Months Ended		12 Months Ended
	Feb. 05, 2022	Jul. 06, 2020	Jan. 01, 2020	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Oct. 15, 2021	Jun. 30, 2021	Feb. 09, 2021	Jan. 28, 2021	Jan. 15, 2021	Dec. 15, 2020	Nov. 04, 2019	Oct. 04, 2019	Sep. 30, 2019	Sep. 30, 2018
Convertible debt											$ 2,819,750
Warrants totaling										$ 4,487,207	615,675
Net loss				$ (6,140,738)	$ (5,356,619)	$ (5,373,618)	$ (5,299,331)	$ (11,497,357)	$ (10,672,949)	(25,360,213)	(13,562,641)
Convertible Notes Payable				$ 2,255,066				2,255,066		$ 16,464,066	$ 9,020,264
Exercise price										$ 1.90	$ 1.20						$ 1.155
Intrinsic value								19,956,371		$ 34,314,540
Money warrants								$ 21,714,013		$ 22,554,255
Common stock par value				$ 0.001				$ 0.001		$ 0.001	$ 0.001	$ 0.001
Unearned stock option grants								11,550,745		11,775,745
Preferred stock shares authorized				5,000,000				5,000,000		5,000,000	5,000,000
Preferred stock par value				$ 0.001				$ 0.001		$ 0.001	$ 0.001
Shareholders paid		$ 125,000								$ 125,000
Common stock fair market value											$ 1,045,000
Common stock shares issued		500,000		43,737,772		28,257,467		43,737,772	28,257,467	35,166,551	24,804,874
Common stock restricted shares issued for services										550,000
Loss related to issuance of shares for debt settlement										$ 0	$ 825,000
Price of warrants											$ 0.889
Common stock shares outstanding				43,737,772		28,257,467		43,737,772	28,257,467	35,166,551	24,804,874
Warrants vested										23,440,456
Intrinsic value				$ 29,514,715		$ 52,105,394		$ 29,514,715	$ 52,105,394	$ 23,964,509	$ 5,580,550		$ 52,105,394							$ 9,180,369	$ 3,706,519
Options to purchase common stock share				17,878,245				17,878,245		15,315,120
Warrant issued to common stock				21,714,023				21,714,023		22,564,255
Conversion of convertible debentures										$ 16,464,066
Common shares										16,124,764	9,020,264
Proceeds from issuance of common stock								$ 153,000	202,820	$ 23,344	$ 0
Authorized common stock increased												200,000,000
Common stock shares authorized				200,000,000				200,000,000		100,000,000	100,000,000
Warrants initially exercisable								$ 766,486	$ 653,204	$ 1,313,203	$ 85,575
Warrants to Purchase Common Stock [Member]
Exercise price			$ 1.120								$ 0.952
Common stock par value				$ 1.00				$ 1.00
Common stock fair market value											$ 507,560
Common stock shares issued											733,588
Proceeds from issuance of common stock								$ 766,486
Shrare issued warrant to purchased	20,000							108,756
Shrare issued warrant to purchased price	$ 1.70
Warrants expiration period	Jan. 05, 2027
Common Stock Shares issued				801,486				801,486
November 9, 2019 [Member]
Common stock shares issued											733,588
Common stock shares received											73,191
Exercise price											$ 0.25
Simple Agreements for Future Equity [Member]
Common stock shares issued										480,600
Price of warrants										$ 2
Common stock shares related party										$ 961,200
Warrant [Member]
Proceeds from issuance of common stock								$ 766,486
Common Stock Shares issued				801,486				801,486
Directors [Member]
Convertible Notes Payable										$ 7,104,500
Exercise price			$ 1.90							$ 1.918						$ 2.00
Common stock shares issued										3,676,542
Warrant issued to common stock										269,510							2,000,000
Common Stock Shares issued																30,000
Preferred stock purchase										$ 384,359
Restricted common stock issued, value			$ 228,000							735,745
Warrants initially exercisable										3,552,250
Boustead Securities LLC [Member]
Convertible Notes Payable										$ 43,254
Exercise price										$ 2.40
Common stock fair market value											$ 1,045,000
Restricted common stock issued, value										$ 1,641
Ronald P. Erickson [Member]
Exercise price			$ 1.90	$ 2.09				$ 2.09		$ 1.53	$ 1.95			$ 0.80	$ 0.25		$ 1.53	$ 1.10	$ 3.03
Warrant issued to common stock				1,000,000				1,000,000		2,000,000	1,770						2,000,000	1,200,000	1,000,000
Restricted common stock issued, value			$ 190,000							$ 1,811,691	$ 75,000
Three Director [Member]
Exercise price																$ 2.00
Common Stock Shares issued	30,000
Common Stock Shares issued excercised price	$ 1.70
Three Director [Member] | Warrant [Member]
Shrare issued warrant to purchased	20,000
Shrare issued warrant to purchased price	$ 1.70
Warrants expiration period	Jan. 05, 2027
Series C Convertible Preferred Stock [Member]
Preferred stock shares authorized				1,785,714				1,785,714		1,785,715	1,785,714
Preferred stock par value										$ 0.001	$ 0.001
Price of warrants				$ 0.25				$ 0.25		0.25	0.25
Conversion price										$ 0.70	$ 0.70
Preferred stock purchase								$ 1,250,000		$ 1,250,000	$ 1,250,000
Preferred stock yield								8.00%		8.00%	8.00%
Ownership percentage								4.99%		4.99%	4.99%
Warrant expiry								Aug. 04, 2024		Aug. 04, 2023
Price of warrants											$ 0.25
Conversion of stock								8,108,356
Series D Convertible Preferred Stock
Preferred stock shares authorized										1,016,014	1,016,014
Preferred stock par value										$ 0.001	$ 0.001
Conversion price										$ 0.25	$ 0.25
Preferred stock purchase										$ 750,000	$ 750,000
Preferred stock yield										8.00%	8.00%
Ownership percentage										4.99%	4.99%
Annual yield										8.00%	8.00%
Stock at 0.25
Warrants totaling				$ 4,487,207				$ 4,487,207		$ 4,487,207
Price of warrants				$ 0.25				$ 0.25		$ 0.25
Common shares				9,020,264				9,020,264		9,020,264
Adjusting amount of shares, percentage										1.20%
Stock at 2.00
Warrants totaling				$ 3,954,625				$ 3,954,625		$ 3,954,625
Price of warrants										$ 0.25
Common shares										7,104,500
Adjusting amount of shares, percentage										2.40%
Series F Preferred Stock [Member]
Common shares				100,000				100,000		100,000
Description of explosion date of shares								issued and outstanding until the date which is 731 days after the issuance of Series F Preferred Stock (“Explosion Date”), unless a Trigger Event occurs, in which case the Explosion Date shall be extended by 183 days.		issued and outstanding until the date which is 731 days after the issuance of Series F Preferred Stock (“Explosion Date”), unless a Trigger Event occurs, in which case the Explosion Date shall be extended by 183 days
Common Preferred Stock [Member]
Convertible Notes Payable										$ 6,091,960
Exercise price										$ 1.00	$ 1.00
Common stock fair market value										$ 202,820
Common stock shares issued										3,676,542	4,581,917
Proceeds from issuance of common stock								$ 11,344
Conversion price										$ 0.582	$ 1.00
Common stock shares related party										97,000
Exercise of stock option								6,875		16,875
Stock option grants per share										$ 1.38
Authorized Capital Stock [Member]
Common stock par value				$ 0.001				$ 0.001		$ 0.001		$ 0.001
Preferred stock shares authorized				5,000,000				5,000,000		5,000,000
Preferred stock par value				$ 0.001				$ 0.001		$ 0.001
Common stock shares issued				200,000,000				200,000,000		100,000,000
Conversion of convertible debentures				$ 2,255,066				$ 2,255,066
Common shares				9,020,264				9,020,264		16,124,764	9,020,264
Authorized common stock increased												200,000,000
Common stock shares authorized				205,000,000				205,000,000		105,000,000
Convertible Preferred Stock D [Member]
Conversion price				$ 0.25				$ 0.25		$ 0.25
Preferred stock purchase								$ 750,000		$ 750,000
Preferred stock yield								8.00%		8.00%
Ownership percentage								4.99%		4.99%
Annual yield								8.00%		8.00%